UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2010

              Check here if Amendment [ ]; Amendment Number: ______
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                Name:         Maverick Capital, Ltd.
                Address:      300 Crescent Court
                              18th Floor
                              Dallas, TX 75201



                         Form 13F File Number: 28-06270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                           Name:   John T. McCafferty
                           Title:  General Counsel
                           Phone:  214.880.4000



Signature, Place, and Date of Signing:

  /s/ John T. McCafferty            Dallas, TX                 May 17, 2010
--------------------------    ----------------------     -----------------------
       [Signature]                 [City, State]                  [Date]


                          Report Type (Check one only):

 [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

                    Number of Other Included Managers:           0
                    Form 13F Information Table Entry Total:      68
                    Form 13F Information Table Value Total:      $9,346,416
                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    FORM 13 INFORMATION TABLE

     COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
                        TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER         CLASS          CUSIP    (X$1000)     PRN AMT    PRN  CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------  ---------------  ---------- ---------- ----------- ------ ----- -----------  --------- ----------- ------ ------
ABERCROMBIE &
FITCH CO                  CL A       002896207    134,431    2,945,468   SH             SOLE                2,945,468    0       0
AMERICAN PUBLIC
EDUCATION IN              COM        02913V103     34,842      747,688   SH             SOLE                  747,688    0       0
APOLLO GROUP INC          CL A       037604105    348,372    5,683,992   SH             SOLE                5,683,992    0       0
APPLE INC                 COM        037833100    362,789    1,543,784   SH             SOLE                1,543,784    0       0
ARTIO GLOBAL INVS
INC                     COM CL A     04315B107     18,032      728,880   SH             SOLE                  728,880    0       0
ATHENAHEALTH INC          COM        04685W103     11,367      310,909   SH             SOLE                  310,909    0       0
BANK OF AMERICA
CORPORATION               COM        060505104    122,838    6,881,660   SH             SOLE                6,881,660    0       0
BERKSHIRE HATHAWAY
INC DEL                   CL A       084670108        365            3   SH             SOLE                        3    0       0
BLUEFLY INC             COM NEW      096227301      9,101    3,704,101   SH             SOLE                3,704,101    0       0
CAPELLA EDUCATION
COMPANY                   COM        139594105     19,466      209,669   SH             SOLE                  209,669    0       0
CARDIOVASCULAR SYS
INC DEL                   COM        141619106      7,258    1,366,817   SH             SOLE                1,366,817    0       0
CARNIVAL CORP          PAIRED CTF    143658300    126,019    3,241,238   SH             SOLE                3,241,238    0       0
CHINA NUOKANG
BIO-PHARM INC        SPONSORED ADS   16949B113      3,720      600,000   SH             SOLE                  600,000    0       0
COMMSCOPE INC             COM        203372107    214,309    7,648,431   SH             SOLE                7,648,431    0       0
CORNING INC               COM        219350105    362,485   17,935,938   SH             SOLE               17,935,938    0       0
COVIDIEN PLC              SHS        G2554F105    117,678    2,340,463   SH             SOLE                2,340,463    0       0
CVS CAREMARK
CORPORATION               COM        126650100    378,048   10,340,474   SH             SOLE               10,340,474    0       0
CYPRESS
BIOSCIENCES INC       COM PAR $.02   232674507     14,034    2,869,967   SH             SOLE                2,869,967    0       0
DAVITA INC                COM        23918K108    224,183    3,536,011   SH             SOLE                3,536,011    0       0
DELL INC                  COM        24702R101    125,505    8,355,843   SH             SOLE                8,355,843    0       0
DIGITALGLOBE INC        COM NEW      25389M877     32,168    1,150,929   SH             SOLE                1,150,929    0       0
DIRECTV                 COM CL A     25490A101    343,129   10,148,747   SH             SOLE               10,148,747    0       0
DISCOVERY
COMMUNICATNS NEW        COM SER A    25470F104     41,355    1,223,884   SH             SOLE                1,223,884    0       0
DISH NETWORK CORP         CL A       25470M109    124,520    5,980,800   SH             SOLE                5,980,800    0       0
DOLLAR GEN CORP NEW       COM        256677105     40,119    1,588,877   SH             SOLE                1,588,877    0       0
ERICSSON L M TEL CO   ADR B SEK 10   294821608     99,646    9,544,631   SH             SOLE                9,544,631    0       0
EXPEDIA INC DEL           COM        30212P105    259,564   10,403,362   SH             SOLE               10,403,362    0       0
EXPRESS SCRIPTS INC       COM        302182100    123,612    1,214,737   SH             SOLE                1,214,737    0       0
FAMILY DLR STORES
INC                       COM        307000109    347,988    9,505,260   SH             SOLE                9,505,260    0       0
FEDEX CORP                COM        31428X106    120,629    1,291,534   SH             SOLE                1,291,534    0       0
GILEAD SCIENCES INC       COM        375558103    113,113    2,487,642   SH             SOLE                2,487,642    0       0
GOOGLE INC                CL A       38259P508    252,981      446,080   SH             SOLE                  446,080    0       0
HEALTH NET INC            COM        42222G108     45,213    1,817,963   SH             SOLE                1,817,963    0       0
HEWLETT PACKARD CO        COM        428236103    331,028    6,228,188   SH             SOLE                6,228,188    0       0
HOME INNS & HOTELS
MGMT INC                SPON ADR     43713W107      2,914       89,017   SH             SOLE                   89,017    0       0
IRONWOOD
PHARMACEUTICALS INC     COM CL A     46333X108     12,120      890,000   SH             SOLE                  890,000    0       0
ITRON INC                 COM        465741106    128,857    1,775,623   SH             SOLE                1,775,623    0       0
JPMORGAN CHASE & CO       COM        46625H100    240,541    5,375,219   SH             SOLE                5,375,219    0       0
LENDER PROCESSING
SVCS INC                  COM        52602E102    111,156    2,944,541   SH             SOLE                2,944,541    0       0
LONGTOP FINL
TECHNOLOGIES LT           ADR        54318P108     76,196    2,365,609   SH             SOLE                2,365,609    0       0
MACYS INC                 COM        55616P104    266,453   12,239,445   SH             SOLE               12,239,445    0       0
MARVELL TECHNOLOGY
GROUP LTD                 ORD        G5876H105    363,184   17,785,703   SH             SOLE               17,785,703    0       0
MEAD JOHNSON
NUTRITION CO              COM        582839106    237,674    4,568,010   SH             SOLE                4,568,010    0       0
MENS WEARHOUSE INC        COM        587118100     66,275    2,768,397   SH             SOLE                2,768,397    0       0
NEWSTAR FINANCIAL
INC                       COM        65251F105     14,418    2,259,851   SH             SOLE                2,259,851    0       0
NORTHWEST
BANCSHARES INC MD         COM        667340103     19,007    1,620,350   SH             SOLE                1,620,350    0       0
OFFICE DEPOT INC          COM        676220106    121,222   15,190,737   SH             SOLE               15,190,737    0       0
ORACLE CORP               COM        68389X105    241,418    9,390,056   SH             SOLE                9,390,056    0       0
PERFECT WORLD CO
LTD                  SPON ADR REP B  71372U104    138,414    3,695,955   SH             SOLE                3,695,955    0       0
PFIZER INC                COM        717081103    355,295   20,716,892   SH             SOLE               20,716,892    0       0
PNC FINL SVCS
GROUP INC                 COM        693475105    131,629    2,204,840   SH             SOLE                2,204,840    0       0
PROGRESSIVE CORP
OHIO                      COM        743315103    260,749   13,658,925   SH             SOLE               13,658,925    0       0
QUALCOMM INC              COM        747525103    357,106    8,510,640   SH             SOLE                8,510,640    0       0
RAYTHEON CO             COM NEW      755111507    118,007    2,065,942   SH             SOLE                2,065,942    0       0
ROYAL BK SCOTLAND
GROUP PLC            ADR PREF SER N  780097770     13,056    1,033,735   SH             SOLE                1,033,735    0       0
ROYAL BK SCOTLAND
GROUP PLC            SP ADR PREF M   780097796        710       55,900   SH             SOLE                   55,900    0       0
ROYAL BK SCOTLAND
GROUP PLC            SP ADR PREF S   780097739     18,590    1,413,700   SH             SOLE                1,413,700    0       0

     COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
                        TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER         CLASS          CUSIP    (X$1000)     PRN AMT    PRN  CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------  ---------------  ---------- ---------- ----------- ------ ----- -----------  --------- ----------- ------ ------
ROYAL BK SCOTLAND
GROUP PLC            ADR PREF SHS Q  780097754     21,679    1,623,900   SH             SOLE                1,623,900    0       0
ROYAL BK SCOTLAND
GROUP PLC            SP ADR PREF T   780097713     11,695      817,800   SH             SOLE                  817,800    0       0
SIGNET JEWELERS
LIMITED                   SHS        G81276100     17,816      550,884   SH             SOLE                  550,884    0       0
SOLARWINDS INC            COM        83416B109     35,325    1,630,898   SH             SOLE                1,630,898    0       0
STANLEY BLACK &
DECKER INC                COM        854502101    116,288    2,025,564   SH             SOLE                2,025,564    0       0
TYCO INTERNATIONAL
LTD                       SHS        H89128104    125,653    3,285,038   SH             SOLE                3,285,038    0       0
VANCEINFO
TECHNOLOGIES INC          ADR        921564100     64,068    2,874,276   SH             SOLE                2,874,276    0       0
VIACOM INC NEW            CL B       92553P201    119,674    3,480,925   SH             SOLE                3,480,925    0       0
VISA INC                COM CL A     92826C839    245,261    2,694,288   SH             SOLE                2,694,288    0       0
WELLPOINT INC             COM        94973V107    350,226    5,439,988   SH             SOLE                5,439,988    0       0
WINNEBAGO INDS INC        COM        974637100     33,833    2,315,721   SH             SOLE                2,315,721    0       0